Premises and equipment_Reconciliation of premises and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,477,545,000,000		₩ 2,458,025,000,000	₩ 2,471,206,000,000
Changes in property plant and equipment [Abstract]
Acquisition	118,668,000,000		162,245,000,000	131,121,000,000
Disposal	(6,145,000,000)		(6,106,000,000)	(4,462,000,000)
Depreciation	(134,347,000,000)		(132,108,000,000)	(155,919,000,000)
Classified to assets held for sale	(6,243,000,000)			(4,314,000,000)
Classified to assets held for sale			(3,203,000,000)
Transfer	(7,623,000,000)		(2,472,000,000)	(6,059,000,000)
Foreign currencies translation adjustment	(365,000,000)		(6,626,000,000)	1,977,000,000
Acquisition through business combination	1,630,000,000			651,000,000
Others	7,372,000,000		7,790,000,000	23,824,000,000
Ending balance	2,450,492,000,000	$ 2,201,898	2,477,545,000,000	2,458,025,000,000
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,487,278,000,000		1,488,745,000,000	1,493,628,000,000
Changes in property plant and equipment [Abstract]
Acquisition	1,372,000,000		4,755,000,000	0
Disposal	(29,000,000)		(1,840,000,000)	(30,000,000)
Depreciation	0		0	0
Classified to assets held for sale	(3,651,000,000)			(4,063,000,000)
Classified to assets held for sale			(2,693,000,000)
Transfer	(2,863,000,000)		(196,000,000)	(1,415,000,000)
Foreign currencies translation adjustment	(236,000,000)		(1,493,000,000)	625,000,000
Acquisition through business combination	0			0
Others	0		0	0
Ending balance	1,481,871,000,000		1,487,278,000,000	1,488,745,000,000
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	680,846,000,000		691,699,000,000	704,017,000,000
Changes in property plant and equipment [Abstract]
Acquisition	14,701,000,000		22,579,000,000	15,939,000,000
Disposal	0		(2,593,000,000)	(1,474,000,000)
Depreciation	(26,014,000,000)		(26,156,000,000)	(24,887,000,000)
Classified to assets held for sale	(2,592,000,000)			(251,000,000)
Classified to assets held for sale			(1,059,000,000)
Transfer	(4,760,000,000)		(2,134,000,000)	(1,557,000,000)
Foreign currencies translation adjustment	(257,000,000)		(1,393,000,000)	516,000,000
Acquisition through business combination	0			0
Others	(12,000,000)		(97,000,000)	(604,000,000)
Ending balance	661,912,000,000		680,846,000,000	691,699,000,000
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	180,072,000,000		189,902,000,000	193,291,000,000
Changes in property plant and equipment [Abstract]
Acquisition	76,783,000,000		59,694,000,000	74,336,000,000
Disposal	(5,192,000,000)		(442,000,000)	(233,000,000)
Depreciation	(76,171,000,000)		(74,223,000,000)	(82,445,000,000)
Classified to assets held for sale	0			0
Classified to assets held for sale			549,000,000
Transfer	63,432,000,000		5,411,000,000	0
Foreign currencies translation adjustment	(69,000,000)		(2,023,000,000)	307,000,000
Acquisition through business combination	969,000,000			209,000,000
Others	189,000,000		1,204,000,000	4,437,000,000
Ending balance	240,013,000,000		180,072,000,000	189,902,000,000
Leasehold improvement
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	64,787,000,000		68,958,000,000	79,744,000,000
Changes in property plant and equipment [Abstract]
Acquisition	17,527,000,000		23,420,000,000	19,615,000,000
Disposal	(737,000,000)		(1,231,000,000)	(2,623,000,000)
Depreciation	(32,162,000,000)		(31,728,000,000)	(48,587,000,000)
Classified to assets held for sale	0			0
Classified to assets held for sale			0
Transfer	0		0	0
Foreign currencies translation adjustment	323,000,000		(1,315,000,000)	376,000,000
Acquisition through business combination	661,000,000			442,000,000
Others	7,195,000,000		6,683,000,000	19,991,000,000
Ending balance	57,594,000,000		64,787,000,000	68,958,000,000
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	64,559,000,000		18,717,000,000	522,000,000
Changes in property plant and equipment [Abstract]
Acquisition	8,285,000,000		51,797,000,000	21,231,000,000
Disposal	(187,000,000)		0	(102,000,000)
Depreciation	0		0	0
Classified to assets held for sale	0			0
Classified to assets held for sale			0
Transfer	(63,432,000,000)		(5,553,000,000)	(3,087,000,000)
Foreign currencies translation adjustment	(126,000,000)		(402,000,000)	153,000,000
Acquisition through business combination	0			0
Others	0		0	0
Ending balance	9,099,000,000		64,559,000,000	18,717,000,000
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	3,000,000		4,000,000	4,000,000
Changes in property plant and equipment [Abstract]
Acquisition	0		0	0
Disposal	0		0	0
Depreciation	0		(1,000,000)	0
Classified to assets held for sale	0			0
Classified to assets held for sale			0
Transfer	0		0	0
Foreign currencies translation adjustment	0		0	0
Acquisition through business combination	0			0
Others	0		0	0
Ending balance	₩ 3,000,000		₩ 3,000,000	₩ 4,000,000